VANECK GREEN METALS ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
Number
of Shares Value
COMMON STOCKS : 100.0%
Australia : 16.9%
Allkem Ltd. * 53,912 $ 404,659
Glencore Plc (GBP) 382,009 2,176,155
IGO Ltd. 38,043 306,459
Iluka Resources Ltd. 24,841 121,779
Liontown Resources Ltd. * † 167,929 315,910
Lynas Rare Earths Ltd. * 66,180 286,899
Pilbara Minerals Ltd. † 218,511 598,411
4,210,272
Canada : 10.2%
Capstone Copper Corp. * 38,631 164,582
Hudbay Minerals, Inc. (USD) 28,264 137,646
Ivanhoe Mines Ltd. * 41,545 357,680
Lithium Americas Corp.
(USD) * † 11,619 197,639
Teck Resources Ltd. (USD) 38,579 1,662,369
2,519,916
Chile : 3.3%
Lundin Mining Corp. (CAD) 43,691 327,359
Sociedad Quimica y Minera
de Chile SA (ADR) 8,584 512,207
839,566
China : 23.6%
Beijing Easpring Material
Technology Co. Ltd. 35,100 203,625
Chengxin Lithium Group Co.
Ltd. 64,000 197,245
China Northern Rare Earth
Group High-Tech Co. Ltd. 204,268 612,721
China Rare Earth Resources
And Technology Co. Ltd. 52,800 209,104
Ganfeng Lithium Group Co.
Ltd. 99,620 613,029
GEM Co. Ltd. 414,600 347,205
Jiangxi Copper Co. Ltd. 50,303 133,248
MMG Ltd. (HKD) * 248,000 75,498
Mongolia Xingye Silver&Tin
Mining Co. Ltd. 87,500 116,706
Nanjing Hanrui Cobalt Co.
Ltd. 20,800 85,146
Ningbo Shanshan Co. Ltd. 105,600 202,056
Shenghe Resources Holding
Co. Ltd. 116,400 174,223
Sichuan Yahua Industrial
Group Co. Ltd. 85,000 175,298
Tianqi Lithium Corp. 95,300 721,703
Tongling Nonferrous Metals
Group Co. Ltd. 594,900 260,902
Western Mining Co. Ltd. 149,600 264,605
Youngy Co. Ltd. 17,700 133,197
Yunnan Chihong
Zinc&Germanium Co. Ltd. 260,300 189,232
Yunnan Copper Co. Ltd. 122,200 197,794
Yunnan Tin Co. Ltd. 82,685 162,918
Zangge Mining Co. Ltd. 66,600 209,298
Zhejiang Huayou Cobalt Co.
Ltd. 116,530 603,411
5,888,164
Number
of Shares Value
Germany : 0.8%
Aurubis AG 2,823 $ 208,587
Underline
Japan : 2.7%
Mitsubishi Materials Corp. 8,100 131,155
Sumitomo Metal Mining Co.
Ltd. 19,000 558,760
689,915
Liechtenstein : 2.4%
Antofagasta Plc (GBP) 34,492 598,993
Underline
Mexico : 7.6%
Grupo Mexico SAB de CV 279,400 1,326,221
Southern Copper Corp.
(USD) 7,629 574,387
1,900,608
Poland : 1.0%
KGHM Polska Miedz SA 10,047 256,164
Underline
Russia : 0.0%
MMC Norilsk Nickel PJSC *∞ 4,405 0
MMC Norilsk Nickel PJSC
(ADR) *∞ 2 0
0
South Africa : 11.3%
Anglo American Platinum
Ltd. 4,998 187,477
Anglo American Plc (GBP) 68,815 1,890,327
Impala Platinum Holdings
Ltd. 62,405 326,704
Northam Platinum Holdings
Ltd. 16,367 99,752
Sibanye Stillwater Ltd.
(ADR) † 47,612 293,766
2,798,026
Sweden : 2.7%
Boliden AB 23,064 665,601
Underline
United States : 14.4%
Albemarle Corp. 7,264 1,235,171
Freeport-McMoRan, Inc. 50,706 1,890,826
Livent Corp. * 11,769 216,667
MP Materials Corp. * † 12,112 231,339
3,574,003
Zambia : 3.1%
First Quantum Minerals Ltd.
(CAD) 32,961 782,336
Underline
Total Common Stocks
(Cost: $32,192,037) 24,932,151
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
2.0%
Money Market Fund: 2.0%
(Cost: $506,720)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 506,720 506,720

VANECK GREEN METALS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Total Investments: 102.0%
(Cost: $32,698,757) $ 25,438,871
Liabilities in excess of other assets: (2.0)% (509,684)
NET ASSETS: 100.0% $ 24,929,187
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $636,738.
∞ Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Diversified Metals & Mining 57.5% $ 14,342,975
Copper 21.5 5,395,179
Specialty Chemicals 12.9 3,185,871
Precious Metals & Minerals 3.7 907,698
Fertilizers & Agricultural Chemicals 2.9 721,505
Electrical Components & Equipment 0.8 203,625
Commodity Chemicals 0.7 175,298
100.0% $ 24,932,151